Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Income Taxes [Line Items]
Federal income tax rate	21.00%
Federal net operating loss	$ 16,269,893	$ 13,373,874	$ 292,144
Maryland rate [Member]
Income Taxes [Line Items]
Tax rate	8.25%